UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

GL Beyond Income Fund

(Exact name of registrant as specified in charter)

400 Fifth Avenue

Waltham, MA

02451

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2012

Investor Information: 1-855-754-7930

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of GL Beyond Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

GL Beyond Income Fund

Portfolio Review (Unaudited)

Since Inception Through July 31, 2012*

The Fund’s performance figures* for the period ending July 31, 2012, compared to its benchmarks:

Since Inception*
GL Beyond Income Fund	2.12%
S&P 500	(0.56)%
Barclays Aggregate Bond	3.60%
S&P/LSTA US Leveraged Loan 100	0.84%

________________

* Commencement of operations is March 23, 2012.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The Barclays Capital Aggregate Bond Index, which used to be called the "Lehman Aggregate Bond Index," is a broad base index, maintained by Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in United States.

The S&P/LSTA Leveraged Loan 100 Index (LL100) dates back to 2002 and is a daily tradable index for the U.S. market that seeks to mirror the market-weighted performance of the largest institutional leveraged loans, as determined by criteria.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 3.50%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.

 Portfolio Composition as of July 31, 2012

Percent of Net Assets
Student Loans	94.96%
Medicine - Allopathic	42.57%
Dentistry	26.41%
Medicine - Osteopathic	10.74%
Law	10.71%
Medicine - Veterinary	3.51%
Others	1.02%
Other Assets Less Liabilities	5.04%
Net Assets	100.00%

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2012
Principal ($)		Coupon (%) +	Maturity	Value
	STUDENT LOANS - 94.96% #^
	DENTISTRY - 26.41%
15,730	Loan 003979204LE01	9.24%	6/1/2026	$ 13,371
12,118	Loan 004370884LE01	9.24%	6/3/2026	10,300
22,919	Loan 044863227LE02	9.24%	10/18/2025	19,481
20,856	Loan 062570894LE02	10.99%	1/1/2025	17,727
15,277	Loan 072959867LE01	9.24%	11/1/2024	12,985
21,463	Loan 085073207LE02	9.24%	6/1/2025	18,243
10,424	Loan 121274404LE01	9.24%	12/28/2025	8,861
22,062	Loan 125079204LE02	9.24%	11/13/2025	18,753
19,422	Loan 137783824LE01	9.24%	12/2/2024	16,508
22,402	Loan 150194976LE02	9.24%	12/1/2025	19,042
10,076	Loan 156888414LE01	9.24%	11/9/2024	8,564
20,175	Loan 186270814LE02	10.99%	12/15/2024	176
17,508	Loan 300986184LE01	9.24%	11/2/2024	17,149
7,229	Loan 330313715LE01	9.24%	11/9/2024	14,882
19,246	Loan 358195034LE02	8.99%	11/9/2024	6,145
10,947	Loan 420967164LE01	9.24%	5/5/2025	16,359
12,962	Loan 481458309LE02	9.24%	1/1/2027	9,305
17,756	Loan 530024944LE02	11.24%	11/2/2025	11,017
23,106	Loan 537192885LE02	11.24%	11/9/2025	15,093
24,230	Loan 604072884LE02	9.24%	5/18/2026	19,640
6,596	Loan 620684916LE01	9.24%	2/13/2027	20,596
20,228	Loan 678659674LE02	8.99%	12/27/2024	5,606
19,206	Loan 711489354LE01	9.24%	1/1/2027	17,194
13,028	Loan 729565124LE01	9.24%	2/26/2027	16,325
25,357	Loan 798169844LE02	11.24%	9/1/2026	11,074
5,211	Loan 800205355LE01	9.24%	1/3/2026	21,553
13,448	Loan 831836465LE01	9.24%	10/23/2025	4,429
19,594	Loan 868259224LE02	8.99%	12/2/2024	11,431
15,124	Loan 948478634LE01	9.24%	11/17/2024	16,655
24,800	Loan 982400789LE01	9.24%	7/1/2024	12,855
15,250	Loan 983384397LE01	9.24%	12/23/2026	21,080
11,832	Loan 987555464LE01	11.24%	12/2/2025	12,962
22,904	Loan 999475597LE02	9.24%	11/2/2025	10,058
207	Loan 172750949LE02	11.24%	1/1/2026	19,468
				474,890
	LAW - 10.71%
17,659	Loan 122744116LE02	13.24%	9/18/2025	15,010
19,418	Loan 125173284LE02	13.24%	12/17/2024	16,506
17,384	Loan 130634274LE02	13.24%	5/19/2025	14,777
See accompanying notes to financial statements.
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 10.71% (Continued)
10,120	Loan 196499593LE01	12.24%	11/2/2024	$ 8,602
22,309	Loan 217490835LE02	12.24%	9/3/2025	18,962
18,202	Loan 245578657LE02	12.24%	9/11/2025	15,472
17,018	Loan 308769214LE02	13.24%	11/16/2024	14,466
15,117	Loan 332943776LE01	10.99%	11/10/2024	12,849
7,202	Loan 382043949LE01	12.99%	11/5/2024	6,122
7,353	Loan 682474874LE01	13.24%	11/5/2024	6,250
6,767	Loan 686267607LE01	10.24%	2/25/2025	5,752
11,787	Loan 722036245LE01	12.99%	11/16/2024	10,019
12,307	Loan 731549225LE01	13.24%	11/17/2024	10,461
22,322	Loan 832975727LE02	13.24%	4/17/2026	18,974
21,529	Loan 991421264LE02	13.24%	9/16/2025	18,299
				192,520
	MEDICINE - ALLOPATHIC - 42.57%
20,399	Loan 013361528LE01	10.24%	1/3/2026	17,339
10,689	Loan 013409188LE02	10.24%	12/13/2026	9,086
22,398	Loan 043931568LE02	10.24%	12/5/2025	19,038
6,987	Loan 077904856LE01	8.24%	11/21/2025	5,939
9,822	Loan 078181054LE01	8.24%	12/6/2024	8,349
24,311	Loan 082355267LE01	8.24%	11/8/2025	20,664
25,568	Loan 103390577LE01	8.24%	12/13/2025	19,395
16,159	Loan 112347716LE01	8.24%	11/15/2025	21,733
20,077	Loan 122654607LE01	8.24%	11/10/2024	13,735
20,147	Loan 154262475LE01	7.99%	12/27/2024	17,586
8,433	Loan 157888874LE01	8.24%	12/13/2024	17,066
24,598	Loan 163518528LE01	8.24%	11/6/2026	17,125
11,251	Loan 170403946LE02	10.24%	11/21/2025	7,168
24,423	Loan 197880824LE01	10.24%	6/28/2026	20,908
4,665	Loan 220441087LE02	8.24%	11/21/2025	9,563
24,253	Loan 230189374LE01	8.24%	6/1/2025	20,760
6,393	Loan 261400367LE01	8.24%	12/14/2025	3,965
22,808	Loan 278088074LE02	8.24%	12/12/2025	20,615
25,691	Loan 348985874LE02	10.24%	12/11/2026	5,434
21,710	Loan 350787166LE02	8.24%	12/1/2025	19,387
18,195	Loan 358172743LE01	10.24%	11/13/2025	21,838
12,256	Loan 366592655LE02	8.24%	11/8/2026	18,454
24,069	Loan 389281724LE01	10.24%	12/16/2025	15,465
19,443	Loan 392346776LE02	8.24%	3/12/2027	10,417
16,739	Loan 424082169LE02	8.24%	11/10/2025	20,458
1,591	Loan 446373637LE02	8.24%	11/17/2024	16,526
See accompanying notes to financial statements.
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 42.57% (Continued)
19,729	Loan 450730675LE01	7.99%	12/27/2024	$ 14,228
5,689	Loan 492946576LE01	8.24%	11/22/2025	1,353
7,022	Loan 497897245LE01	7.99%	12/14/2024	21,006
14,505	Loan 519537596LE01	8.24%	11/9/2024	16,770
10,193	Loan 534572004LE02	8.24%	12/22/2026	4,836
18,338	Loan 550317526LE01	8.24%	11/8/2025	5,969
6,985	Loan 613172884LE01	7.99%	12/5/2024	12,329
20,189	Loan 648191023LE01	10.24%	11/15/2025	8,664
18,941	Loan 653944827LE01	8.24%	11/3/2025	15,588
21,516	Loan 660990506LE02	8.24%	12/1/2025	23,780
23,739	Loan 681987356LE01	8.24%	7/1/2026	5,937
24,825	Loan 686868827LE01	8.24%	7/1/2026	17,160
11,776	Loan 709130576LE03	7.99%	11/9/2024	16,100
8,037	Loan 743689348LE01	10.24%	12/14/2025	18,289
23,753	Loan 747486037LE01	8.24%	6/22/2026	20,178
24,480	Loan 767581467LE01	8.24%	7/1/2026	21,101
11,322	Loan 788693684LE02	10.24%	11/10/2025	10,009
7,693	Loan 812033126LE01	8.24%	12/6/2024	6,831
10,932	Loan 832966556LE01	8.24%	12/12/2025	20,190
2,242	Loan 860033750LE01	8.24%	5/25/2025	20,808
15,534	Loan 881386956LE01	10.24%	11/11/2024	9,624
17,351	Loan 883249455LE01	8.24%	12/1/2024	6,539
2,890	Loan 994684157LE01	7.99%	12/1/2024	9,292
22,818	Loan 100605936LE01	8.24%	12/16/2025	14,014
20,689	Loan 118466064LE02	8.24%	4/1/2026	1,906
24,713	Loan 448966864LE02	10.24%	11/18/2026	14,480
27,977	Loan 582941464LE01	10.24%	6/1/2026	13,204
16,488	Loan 847750004LE01	8.24%	12/5/2025	14,748
17,035	Loan 868127815LE02	8.24%	11/22/2025	2,457
				765,405
	MEDICINE - OSTEOPATHIC - 10.74%
9,689	Loan 011653465LE02	8.24%	11/18/2026	8,236
13,123	Loan 124974047LE02	8.24%	12/2/2026	11,154
22,285	Loan 270398526LE02	8.24%	11/18/2025	18,942
9,933	Loan 343448329LE02	7.99%	11/17/2024	22,537
10,861	Loan 383379607LE02	8.24%	11/9/2025	8,443
19,767	Loan 390416946LE01	7.99%	11/9/2024	9,231
21,370	Loan 399681526LE02	8.24%	11/10/2025	16,802
15,040	Loan 489425376LE01	7.99%	11/9/2024	18,165
25,739	Loan 527587733LE01	10.24%	6/2/2026	12,784
See accompanying notes to financial statements.
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2012
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - OSTEOPATHIC - 10.74% (Continued)
5,192	Loan 631711737LE02	8.24%	2/28/2026	$ 21,878
12,250	Loan 660307385LE02	8.24%	11/18/2026	4,413
10,017	Loan 751909185LE03	7.99%	11/17/2024	10,412
14,202	Loan 891308757LE01	8.24%	12/3/2025	8,515
11,281	Loan 977855454LE02	10.24%	2/19/2026	12,071
26,514	Loan 299174833LE02	10.24%	11/16/2026	9,589
				193,173
	MEDICINE - VETERINARY - 3.51%
5,722	Loan 177782414LE02	9.24%	2/28/2026	4,863
19,416	Loan 486360655LE02	9.24%	11/12/2024	16,503
14,993	Loan 547368047LE01	11.24%	12/14/2025	12,744
14,747	Loan 801513507LE01	9.24%	12/15/2024	12,535
15,667	Loan 817157424LE01	9.24%	5/14/2025	13,317
3,713	Loan 863249665LE02	9.24%	11/5/2024	3,156
				63,118
	OTHER - 1.02%
21,607	Loan 444713664LE02	8.24%	11/25/2025	18,366

	TOTAL STUDENT LOANS ( Cost - $1,701,588)			1,707,472

	TOTAL INVESTMENTS - 94.96% ( Cost - $1,701,588) (a)			$ 1,707,472
	OTHER ASSETS LESS LIABILITIES - 5.04%			90,525
	NET ASSETS - 100.0%			$ 1,797,997

	+ Variable rate securities.
	# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. See Note 2 of the Notes to Financial Statements.
	^ Illiquid securities. Total illiquid securities represents 94.96% of net assets as of July 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 11,724
			Unrealized depreciation:	(5,840)
			Net unrealized appreciation:	$ 5,884

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2012

Assets:
Cash	$ 32,206
Investments in Securities at Market Value (Identified cost $ 1,701,588)	1,707,472
Due from Investment Adviser	40,008
Interest Receivable	24,396
Receivable for Securities Sold	18,429
Total Assets	1,822,511

Liabilities:
Payable to Affiliates	7,225
Accrued Shareholder Servicing Fee	387
Accrued Expenses and Other Liabilities	16,902
Total Liabilities	24,514

Net Assets (Unlimited shares of no par value interest	$ 1,797,997
authorized; 177,240 shares of beneficial interest outstanding)

Net Asset Value and Redemption Price Per Share
($1,797,997/177,240 shares of beneficial interest outstanding)	$ 10.14

Composition of Net Assets:
At July 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 1,773,966
Undistributed Net Investment Income	18,147
Net Unrealized Appreciation on Investments	5,884
Net Assets	$ 1,797,997

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended July 31, 2012 *

Investment Income:
Interest Income	$ 44,940
Total Investment Income	44,940

Expenses:
Offering Cost Expense	15,889
Administration Fees	15,411
Investment Advisory Fees	11,358
Chief Compliance Officer Fees	10,274
Fund Accounting Fees	9,246
Legal Fees	8,561
Organizational Fees	7,907
Transfer Agent Fees	7,535
Registration & Filing Fees	6,371
Audit Fees	6,088
Trustees' Fees	4,110
Custody Fees	3,768
Printing Expense	3,425
Insurance Expense	3,425
Shareholder Services Fees	1,262
Miscellaneous Expenses	685
Total Expenses	115,315
Less: Fee Waived/Expenses Reimbursed by Adviser	(100,083)
Net Expenses	15,232
Net Investment Income	29,708

Net Realized and Unrealized Gain on Investments:
Net Change in Unrealized Appreciation on:
Investments	5,884
Net Realized and Unrealized Gain on Investments	5,884

Net Increase in Net Assets Resulting From Operations	$ 35,592
____
* The Fund commenced operations March 23, 2012

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period
ended
July 31, 2012 *
Operations:
Net Investment Income	$ 29,708
Net Change in Unrealized Appreciations on Investments	5,884
Net Increase in Net Assets
Resulting From Operations	35,592

Distributions to Shareholders From:
Net investment income ($0.07 per share)	(11,561)

Capital Share Transactions:
Proceeds from Shares Issued (166,088 shares)	1,662,405
Distributions Reinvested (1,152 shares)	11,561
Total Capital Share Transactions	1,673,966

Total Increase in Net Assets	1,697,997

Net Assets:
Beginning of Period	100,000
End of Period	$ 1,797,997

Undistributed Net Investment Income at End of Period	$ 18,147

* The Fund commenced operations March 23, 2012

See accompanying notes to financial statements.

GL Beyond Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

For the
Period Ended
July 31, 2012 *
(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income (a)	0.21
Net gain from investments
(both realized and unrealized)	0.01
Total from operations	0.22

Less Distributions:
From net investment income	(0.07)
Total Distributions	(0.07)

Net Asset Value, End of Period	$ 10.14

Total Return (b)	2.12%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,798
Ratio of expenses to average net assets,
Expenses, Gross (c)	22.71%
Expenses, Net of Reimbursement (c)	3.00%
Net investment income, Net of Reimbursement (c)	5.85%
Portfolio turnover rate	0%

__________
* The Fund commenced operations March 23, 2012
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.

See accompanying notes to financial statements.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2012

1.

ORGANIZATION

GL Beyond Income Fund (the “Fund”) was organized as a Delaware statutory trust on October 11, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek income. The Fund pursues its investment objective by investing primarily in individual variable-rate interest income-producing debt securities (i.e. loans made to individuals that are represented by a note). The Fund does not primarily invest in pools of notes, but rather note-by-note. The Fund may also invest in mutual funds and exchange-traded funds ("ETFs") that invest primarily in fixed-rate or variable-rate fixed income securities.  The Fund commenced operations on March 23, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2012

unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Student Loans	$ -	$ -	$ 1,707,472	$ 1,707,472
Total	$ -	$ -	$ 1,707,472	$ 1,707,472

*Refer to the Consolidated Portfolio of Investments for industry classifications.

  There were no transfers into or out of Level 1 and Level 2 during the current period presented.

   It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Student Loans
Beginning Balance	$ -
Total realized gain (loss)	-
Appreciation (Depreciation)	5,884
Cost of Purchases	1,701,588
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 1,707,472

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2012

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders –Distributions from investment income are declared, recorded, and paid on a quarterly basis.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by GL Capital Partners, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 2.25% of the average daily net assets of the Fund.  For the period ended July 31, 2012, the Adviser earned advisory fees of $11,358.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including organizational and offering expenses but excluding any taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at least until May 31, 2013, so that the total annual operating expenses of the Fund do not exceed 3.00% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended July 31, 2012, the Adviser waived fees of $100,083, all of which will expire in 2015.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2012

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Service Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the period ended July 31, 2012, the Fund incurred distribution fees of $1,262.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2012 amounted to $1,766,875 and $0, respectively.

6.

REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund's quarterly repurchases.

During the period ended July 31, 2012, there were no shares repurchased.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

GL Beyond Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2012

As a shareholder of The Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GL Beyond Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 23, 2012 through July 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/23/12)	Ending Account Value (7/31/12)	Expenses Paid During the Period (3/23/12 to 7/31/12)
Actual*	$1,000.00	$1,021.20	$10.77
Hypothetical** (5% return before expenses)	$1,000.00	$1,009.95	$14.99

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (130) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Approval of the Investment Advisory Agreement

In connection with the organizational meeting of the Board of Trustees (the “Board”) of GL Beyond Income Fund (the “Trust”), held on January 17, 2012 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and GL Capital Management, LLC (the “Adviser”).  The Trustees discussed the specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Fund and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees then reviewed in detail the information provided by the proposed Adviser.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s draft Form ADV, which was subject to completion, and information regarding the Adviser’s organizational structure.  The Trustees considered a presentation given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the capitalization of the Adviser based on financial information provided in the Board materials. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance of the Adviser.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board considered the Adviser’s past performance with the firm’s private account, comprised of equities and bond funds, noting its performance compared to the S&P Index.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 2.25% annual advisory fee based on the average net assets of the Fund, which is above the average of a group of closed-end funds pursuing a similar investment strategy, based upon information derived from a Lipper database.  However, the Trustees noted advisory fee was within the range of reasonable fees charged by the advisers to the reference group of funds.  The Trustees also noted the Adviser is capping Fund expenses at 3.00%, which is above the average expenses of the reference group.  The Trustees further noted that the expense cap distinguishes the Fund from the reference group which does not uniformly benefit from an expense cap.  The Trustees noted that unless the Fund reaches $25 million, the Adviser will have to waive fees. The Trustees concluded that the Fund’s advisory fee, as well as its overall projected expense ratio was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Fund.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also noted any projection of profits is speculative.  They considered the proposed advisory fee, expected asset levels and other benefits to the Adviser’s affiliate to be derived from a security servicing agreement with the Fund.  The Board also considered the expected impact of the expense limitation agreement on the Adviser. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.  The Board discussed that breakpoints are not necessary for the Fund because of the inherent expected size limit of the Fund due to the unique asset class.  The Board reserves the right to revisit this topic upon the next renewal to see if breakpoints are appropriate at that time.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement.

PRIVACY NOTICE
FACTS		WHAT DOES THE GL BEYOND INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

   The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the GL Beyond Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does GL Beyond Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-855-754-7930

Who we are
Who is providing this notice?	GL Beyond Income Fund
What we do
How does GL Beyond Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does GL Beyond Income Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪   Affiliates from using your information to market to you

▪   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ GL Beyond Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ GL Beyond Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ GL Beyond Income Fund does not jointly market.

Adviser	GL Capital Partners, LLC 400 5th Ave, Suite 600 Waltham, MA 02451
Distributor	Northern Lights Distributors, LLC 17605 Wright Street Suite 2 Omaha, Nebraska 68130
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street Suite 2 Omaha, Nebraska 68130
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-850-1596 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-850-1596

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GL Beyond Income Fund

By (Signature and Title)

/s/ Michael V. Tassone

       Michael V. Tassone, President

Date

10/11/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael V. Tassone

       Michael V. Tassone, President

Date

10/11/12

By (Signature and Title)

/s/Logan Snyder

       Logan Snyder, Treasurer

Date

10/11/12